Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Loss for the period	$ (10,677,419)	$ (30,617,317)
Items not involving cash:
Finance expense	680	613
Share-based compensation	663,252	363,437
Depreciation	1,074	2,551
Loss from revaluation of settlement agreement	128,100
Change in benefits to employees	918	3,553
Loss from revaluation of warrants	7,314,179	28,977,934
Unrealized foreign exchange loss (gain)	16,042	(117,661)
Changes in non-cash working capital items:
Accounts receivables	126,009	(14,452)
Trade payables and accrued liabilities	174,199	104,155
Deferred revenue	(26,368)	(32,133)
Prepaid expenses	(58,983)	(65,282)
Related parties	(68,187)	(85,205)
Net cash used in operating activities	(2,406,504)	(1,479,807)
Investing activities:
Purchase of property and equipment	(1,300)
Disposal of property and equipment
Investment in intangible assets
Net cash used in investing activities	(1,300)
Financing activities:
Proceeds from public offering, net	20,734,691	7,450,546
Repayment of long-term loan	(14,112)	(11,621)
Net cash provided by financing activities	20,720,579	7,438,925
Net Increase in cash	18,312,775	5,959,118
Effect of foreign exchange rate changes on cash	31,949	99,016
Cash at beginning of period	4,617,034	3,113,934
Cash at end of period	22,961,758	9,172,068
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ 680	$ 1,288